PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of prepayments and other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses	$ 13,092	$ 15,364
Advance to employees	1,334	1,623
Receivable from a broker for exercise of employee stock options	0	237
Rental deposits and others	7,668	10,273
Interest receivable	1,021	13,168
Rent paid to original lessors for sublease services	6,793
Receivable for real estate properties	989	0
Others	8,927	3,718
Prepayments and other current assets	$ 39,824	$ 60,265